(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Aug. 31, 2017
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Deductibility for income tax expense recognized	R$ 1,224,660
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Tax infringement notices			R$ 285,537
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Tax infringement notices		R$ 316,372
Tax [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Provisions for tax risks	R$ 139,957	R$ 147,100